Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 321,662	$ 46,204	¥ 61,519
Short-term investments	7,674	1,102
Unbilled revenue	4,807	690
Accounts receivable, net of allowance of RMB392 and RMB862 (US$124) as of December 31, 2018 and 2019, respectively	41,103	5,905	2,538
Cost and estimated earnings in excess of billings	14,212	2,041	18,411
Inventories	18,490	2,656	3,917
Prepayments and other current assets	20,565	2,954	15,369
Total current assets	428,513	61,552	101,754
Non-current assets:
Property, plant and equipment, net	16,272	2,337	19,058
Intangible assets, net	1,209	174	395
Long-term investments	2,983	428	3,057
Deferred tax assets	184	26	135
Other non-current assets	252	36	272
Total non-current assets	20,900	3,001	22,917
Total assets	449,413	64,553	124,671
Current liabilities:
Short-term bank loan	5,000	718	5,000
Accounts payable	27,285	3,919	14,659
Contract liabilities	9,918	1,425	5,907
Accrued expenses and other liabilities	53,310	7,658	31,197
Deferred government subsidies	80	11	80
Income taxes payable	5	1
Total current liabilities	95,598	13,732	56,843
Non-current liabilities:
Long-term loans	32,534	4,673
Deferred tax liabilities	292	42	292
Unrecognized tax benefit	5,494	789	4,892
Deferred government subsidies	140	20	220
Total non-current liabilities	38,460	5,524	5,404
Total liabilities	134,058	19,256	62,247
Commitments and Contingencies
Mezzanine equity:
Mezzanine equity			604,741
Shareholders' (deficit)/equity:
Additional paid-in capital	1,020,691	146,613	89,160
Statutory reserves	1,035	149	485
Accumulated deficit	(720,419)	(103,482)	(644,076)
Accumulated other comprehensive income	10,195	1,464	8,849
Total EHang Holdings Limited shareholders' (deficit)/equity	311,574	44,754	(545,547)
Non-controlling interests	3,781	543	3,230
Total shareholders' (deficit)/equity	315,355	45,297	(542,317)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	449,413	64,553	124,671
Series Seed 1 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			10,008
Series Seed 2 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			9,606
Series Seed 3 Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			2,037
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			76,166
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			376,359
Series C Convertible Redeemable Preferred Stock [Member]
Mezzanine equity:
Mezzanine equity			130,565
Class A Ordinary Shares [Member]
Shareholders' (deficit)/equity:
Common stock	44	6	8
Class B Ordinary Shares [Member]
Shareholders' (deficit)/equity:
Common stock	¥ 28	$ 4	¥ 27